Accrued Expenses (Tables)	3 Months Ended	5 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Schedule of accrued expenses

Accrued expenses in the accompanying consolidated balance sheets consisted of the following (in thousands):

	April 30, 2021	January 31, 2021
Professional fees	$6,018	$8,832
Accrued sales tax/VAT	2,144	5,379
Accrued royalties	1,961	2,152
Accrued tax	4,727	2,634
Accrued interest	368	491
Other accrued liabilities	3,067	3,637
Total accrued expenses	$18,285	$23,125

Accrued expenses in the accompanying consolidated balance sheets consisted of the following (in thousands):

	Successor	Predecessor
	January 31, 2021	January 31, 2020
Professional fees	$8,832	$12,947
Accrued sales tax/VAT	5,379	5,824
Accrued royalties	2,152	1,869
Accrued tax	2,634	1,288
Accrued interest	491	274
Other accrued liabilities	3,637	7,065
Total accrued expenses	$23,125	$29,267